UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                                                  811-3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	05/31
Date of reporting period:	11/30/08

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus New York Tax Exempt Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 2008

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
29	Statement of Assets and Liabilities
30	Statement of Operations
31	Statement of Changes in Net Assets
32	Financial Highlights
33	Notes to Financial Statements
41	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus New York Tax Exempt Bond Fund, Inc.

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present this semiannual report for Dreyfus New York Tax Exempt Bond Fund, Inc., covering the six-month period from June 1, 2008, through November 30, 2008.

The U.S. and global economies suffered during the reporting period amid a financial crisis that sparked sharp declines in virtually all areas of the financial markets, including municipal bonds. According to our Chief Economist, four key elements fueled the crisis: a sharp decline in home prices; high leverage and an ambiguous private/public status at mortgage agencies Fannie Mae and Freddie Mac; high leverage among financial institutions, especially investment banks; and regulatory policies and behaviors that exacerbated financial stresses.The governments and central banks of major industrialized nations have responded with massive interventions, including nationalizing some troubled financial institutions, providing loans to others and guaranteeing certain financial instruments. However, the U.S. and global financial systems remain fragile, and economic weakness is likely to persist.

In our view, today’s investment environment is rife with near-term challenges and long-term opportunities. Now more than ever, it is important to ensure that your investments are aligned with your current needs, future goals and attitudes toward risk. We urge you to speak regularly with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation December 15, 2008

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2008, through November 30, 2008, as provided by Joseph P. Darcy, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2008, Dreyfus New York Tax Exempt Bond Fund achieved a total return of –5.84% .1 The Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of –4.98% for the same period.2 In addition, the average total return for all funds reported in the Lipper New York Municipal Debt Funds category was –9.07% .3

A severe financial crisis and economic slowdown produced heightened volatility among many asset classes, including municipal bonds.The fund produced lower returns than its benchmark, which does not reflect fees and expenses like a mutual fund, and higher returns than its Lipper category average, primarily due to its emphasis on higher-quality securities.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal, NewYork state and NewYork city income taxes as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity. The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by Dreyfus.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Economic Slump, Financial Crisis Hurt Municipal Bonds

A credit crisis began to send shockwaves throughout the global financial markets before the reporting period began. Market turmoil continued into 2008 when highly leveraged institutional investors were forced by losses among mortgage- and asset-backed securities to sell their more liquid and creditworthy holdings,including municipal bonds.In addition, the credit crisis produced difficult liquidity conditions in the auction-rate securities market and massive losses among municipal bond insurers.As a result, investors responded negatively to municipal bonds carrying third-party insurance. The effects of these developments were exacerbated by declining housing prices, rising unemployment and plummeting consumer confidence, which weighed heavily on the U.S. economy.

Particularly heavy losses among municipal bonds in February 2008 were followed by a rebound in the spring, when the Federal Reserve Board reassured investors by participating in the rescue of a major investment bank.The market rally proved to be short-lived, however, as the credit crisis mushroomed into a global financial crisis over the summer, when a number of major financial institutions collapsed, requiring government bailouts.

These factors put renewed pressure on the fiscal conditions of most states and municipalities.The state and city of NewYork were particularly hard-hit by massive job losses on Wall Street.As of the reporting period’s end, both the state and city were searching for ways to bridge projected revenue shortfalls.

Lower-Rated Credits Undermined Results

Through rigorous credit analysis, we attempted to focus on New York municipal bonds with solid revenue streams and sound credit and liquidity profiles, such as securities backed by essential services facilities and projects with well-defined tax revenues pledged to debt service.The fund also achieved relatively strong results from its holdings of bonds with intermediate-term maturities,which held up better during the downturn than their longer-term counterparts. However, longer-term bonds and holdings with lower credit ratings were particularly hard-hit, and even a relatively small amount of such securities dampened the fund’s results.

Staying Cautious in a Turbulent Market

As of the end of the reporting period, the U.S. economic downturn and financial crisis have persisted.Therefore, we intend to maintain a cautious approach, including a focus on income-oriented municipal bonds with maturities in the 15- to 20-year range and strong credit and liquidity profiles.

December 15, 2008

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-
grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.
3 Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus NewYork Tax Exempt Bond Fund, Inc. from June 1, 2008 to November 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended November 30, 2008

Expenses paid per $1,000†	$ 3.70
Ending value (after expenses)	$941.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended November 30, 2008

Expenses paid per $1,000†	$ 3.85
Ending value (after expenses)	$1,021.26

† Expenses are equal to the fund’s annualized expense ratio of .76%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.2%	Rate (%)	Date	Amount ($)	Value ($)

New York—93.6%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.75	11/15/22	2,000,000	1,765,620
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/32	8,325,000	6,006,571
Albany Industrial Development
Agency, LR (New York Assembly
Building Project)	7.75	1/1/10	275,000	277,764
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151th Series)	6.00	9/15/28	20,000,000 [a,b]	18,766,300
Buffalo,
GO (Insured; FGIC)	5.00	12/1/12	1,800,000	1,872,846
Buffalo,
GO (Insured; FGIC)	5.13	12/1/14	2,820,000	2,929,980
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Bonds (Insured;
FGIC)	4.50	9/1/18	1,110,000	1,121,389
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/09	1,055,000	1,054,230
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/10	1,110,000	1,100,065
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/11	1,160,000	1,132,032
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/12	1,225,000	1,176,821

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Erie County,
GO (Public Improvement)
(Insured; MBIA, Inc.)	5.25	4/1/18	2,000,000	2,043,720
Erie County Industrial Development
Agency, Life Care Community
Revenue (Episcopal Church Home
and Affiliates Life Care
Community, Inc. Project)	6.00	2/1/28	1,500,000	1,148,595
Hempstead Town Industrial
Development Agency, Civic
Facility Revenue (Hofstra
University Civic Facility)	5.25	7/1/18	1,730,000	1,759,531
Hempstead Town Industrial
Development Agency, RRR
(American Ref-Fuel Company of
Hempstead Project)	5.00	6/1/10	6,000,000	5,786,040
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/39	5,750,000	3,910,747
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	7,000,000	7,015,750
Long Island Power Authority,
Electric System General
Revenue (Insured; AMBAC)	5.50	12/1/11	5,000,000	5,287,000
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/25	10,000,000	9,012,100
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.25	12/1/14	16,000,000	18,161,600
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA, Inc.)	5.00	9/1/25	23,765,000	21,529,426
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA)	5.25	11/15/25	10,000,000	9,791,000
Metropolitan Transportation
Authority, Service Contract
Revenue (Insured; MBIA, Inc.)	5.50	7/1/24	10,000,000	10,051,100

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	3,505,000		3,187,132
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/29	17,300,000		15,232,477
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/35	10,000,000		8,483,400
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/36	10,000,000		8,769,200
Monroe Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.63	6/1/10	500,000	[c]	542,135
Nassau County,
GO (General Improvement)
(Insured; FSA)	5.75	3/1/10	4,955,000	[c]	5,198,092
Nassau County Health Care
Corporation, Health System
Revenue (Insured; FSA)	6.00	8/1/09	4,000,000	[c]	4,211,200
Nassau County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Amsterdam at
Harborside Project)	6.70	1/1/43	10,000,000		7,841,100
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	12,750,000		10,950,337
New York City,
GO	5.80	8/1/11	190,000		190,513
New York City,
GO	5.00	11/1/12	2,000,000		2,107,060
New York City,
GO	5.50	6/1/13	875,000	[c]	988,050
New York City,
GO	5.25	10/15/19	5,000,000		5,053,900

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City,
GO	5.00	11/1/19	10,000,000	9,999,600
New York City,
GO	5.00	4/1/20	3,500,000	3,442,705
New York City,
GO	5.00	8/1/20	2,000,000	1,963,640
New York City,
GO	5.25	10/15/22	2,000,000	1,960,120
New York City,
GO	5.50	6/1/23	125,000	125,029
New York City,
GO	5.25	8/15/25	7,475,000	7,224,214
New York City,
GO (Insured; AMBAC)	5.75	8/1/12	1,570,000 [c]	1,762,247
New York City,
GO (Insured; AMBAC)	5.75	8/1/16	3,430,000	3,680,184
New York City,
GO (Insured; FSA)	5.25	10/15/19	1,450,000	1,465,631
New York City,
GO (Insured; MBIA, Inc.)	5.25	5/15/18	11,000,000	11,281,930
New York City Health and Hospital
Corporation, Health System
Revenue	5.25	2/15/17	1,550,000	1,550,682
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal—Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.00	7/1/12	1,460,000	1,564,857
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal—Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.25	7/1/15	1,640,000	1,768,150
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal—Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.00	7/1/27	1,000,000	975,140

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.00	12/1/28	5,075,000	3,286,773
New York City Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	5,850,000	4,754,880
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/20	2,775,000	2,553,472
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/26	5,000,000	4,225,650
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	10,810,000	8,629,947
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	2,500,000	2,024,525
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	12,500,000	9,006,125
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/16	2,000,000	1,891,460
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/16	2,830,000	2,596,383

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/27	15,000,000	14,472,300
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	4.50	6/15/38	24,000,000	19,417,440
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/39	10,000,000	8,989,600
New York City Transit Authority,
Metropolitan Transportation
Authority, Triborough Bridge
and Tunnel Authority, COP
(Insured; AMBAC)	5.63	1/1/13	2,675,000	2,766,859
New York City Transitional Finance
Authority, Building Aid Revenue	4.50	1/15/38	12,500,000	9,643,625
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/22	19,000,000	18,350,390
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	1/15/24	10,000,000	9,480,400
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/27	10,000,000	9,223,800
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	8/15/09	1,000,000 [c]	1,045,510
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/23	10,000,000	10,006,600
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	0/14.00	11/1/29	9,000,000 [d]	8,241,210
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; FGIC)	6.00	8/15/09	5,000,000 [c]	5,227,550

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/22	14,890,000		14,996,315
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	5,000,000		4,649,950
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Insured; AMBAC)	5.00	11/15/18	3,440,000		3,435,390
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/10	675,000	[c]	720,650
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000		291,746
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.63	7/1/16	9,120,000		9,890,366
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)
(Insured; FGIC)	5.75	7/1/16	2,000,000		2,079,120
New York State Dormitory
Authority, Consolidated Third
General Resolution Revenue
(City University System)
(Insured; FSA)	5.50	7/1/09	10,000,000	[c]	10,366,900
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)	5.75	5/15/14	3,715,000		4,068,705
New York State Dormitory
Authority, Court Facilities LR
(The County of Westchester
Issue)	5.00	8/1/10	5,570,000		5,652,882
New York State Dormitory
Authority, Insured Revenue
(Barnard College) (Insured; FGIC)	5.00	7/1/37	11,000,000		8,904,830

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Insured Revenue
(Fashion Institute of
Technology Student Housing
Corporation) (Insured; FGIC)	5.25	7/1/16	3,755,000	3,902,872
New York State Dormitory
Authority, Insured Revenue
(Fashion Institute of
Technology Student Housing
Corporation) (Insured; FGIC)	5.25	7/1/20	4,490,000	4,377,615
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; MBIA, Inc.)	5.75	7/1/27	33,625,000	35,276,324
New York State Dormitory
Authority, LR (Municipal
Health Facilities Improvement
Program) (New York City Issue)	5.00	1/15/25	10,000,000	9,277,200
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	10,000,000 [c]	10,888,800
New York State Dormitory
Authority, Mortgage HR (The
Long Island College Hospital)
(Insured; FHA)	6.00	8/15/15	2,395,000	2,505,170
New York State Dormitory
Authority, Mortgage Nursing
Home Revenue (Menorah Campus,
Inc.) (Collateralized; FHA)	6.10	2/1/37	8,300,000	8,115,740
New York State Dormitory
Authority, Revenue (4201
Schools Program) (Insured;
MBIA, Inc.)	5.25	7/1/10	1,670,000	1,717,729
New York State Dormitory
Authority, Revenue (Carmel
Richmond Nursing Home) (LOC;
Allied Irish Banks PLC)	5.00	7/1/15	2,000,000	2,033,280

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/19	15,000,000	15,767,550
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/20	7,920,000	8,213,198
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/21	10,000,000	10,272,800
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/23	10,255,000	10,413,132
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/31	10,000,000	9,761,500
New York State Dormitory
Authority, Revenue (Lenox Hill
Hospital Obligated Group)	5.75	7/1/15	1,000,000	886,600
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/12	1,450,000	1,486,656
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/13	2,605,000	2,734,547
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; MBIA, Inc.)	5.75	7/1/20	3,000,000	3,140,820
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; MBIA, Inc.)	0.00	7/1/28	18,335,000 [e]	6,467,488
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/14	2,305,000 [c]	2,581,831

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/18	30,000	30,727
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured; FGIC)	5.00	2/15/21	10,150,000	9,807,945
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/25	6,105,000	5,634,366
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.00	7/1/11	550,000	548,982
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.00	7/1/13	1,000,000	974,960
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	7,925,000	6,700,587
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	6,305,000	5,330,877
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University) (Insured;
MBIA, Inc.)	5.00	7/1/27	5,045,000	4,520,471
New York State Dormitory
Authority, Revenue (Municipal
Health Facilities Improvement
Program) (Insured; FSA)	5.50	1/15/13	1,350,000	1,419,525
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/13	1,450,000	1,399,236

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/14	1,855,000	1,765,533
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/16	2,055,000	1,896,477
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/19	1,395,000	1,218,700
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/22	10,000,000	7,435,900
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.00	5/1/18	3,280,000	3,279,147
New York State Dormitory
Authority, Revenue (North
Shore University Hospital at
Forest Hills) (Insured; MBIA, Inc.)	5.50	11/1/13	2,625,000	2,696,531
New York State Dormitory
Authority, Revenue (NYSARC,
Inc.) (Insured; FSA)	5.00	7/1/12	1,100,000	1,179,673
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	2,500,000	1,929,975
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	7,500,000	5,581,875
New York State Dormitory
Authority, Revenue (Park Ridge
Housing, Inc.)
(Collateralized; FNMA)	6.13	8/1/15	2,875,000	2,974,475
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/12	1,000,000	1,074,260

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/14	5,430,000	5,824,815
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	6.25	7/1/29	11,000,000	11,179,190
New York State Dormitory
Authority, Revenue
(Rockefeller University)	5.00	7/1/32	18,505,000	17,546,996
New York State Dormitory
Authority, Revenue (Saint
Barnabas Hospital)
(Insured; AMBAC)	5.25	8/1/15	2,135,000	2,191,599
New York State Dormitory
Authority, Revenue (School
District Financing Program)
(Insured; MBIA, Inc.)	5.38	10/1/22	31,000,000	31,141,670
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/10	1,180,000	1,250,340
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/11	20,000,000	21,404,200
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/11	1,140,000	1,252,678
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FGIC)	5.25	5/15/13	2,500,000	2,614,600

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FGIC)	5.50	5/15/13	11,010,000		11,752,074
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FSA)	5.75	5/15/16	5,000,000		5,656,850
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA,
Inc.)	5.50	5/15/13	13,000,000		13,901,550
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA,
Inc.)	5.25	5/15/15	6,825,000		7,406,900
New York State Dormitory
Authority, Revenue (Upstate
Community Colleges)	5.25	7/1/18	2,000,000		2,080,860
New York State Dormitory
Authority, Revenue (Winthrop
University Hospital
Association)	5.50	7/1/32	1,000,000		747,950
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/13	4,600,000	[c]	5,065,842
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.05	3/15/13	500,000	[c]	551,645
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	5,000,000	[c]	5,582,300

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/24	7,500,000	7,396,950
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/31	20,000,000	18,820,400
New York State Energy Research and
Development Authority, PCR
(Central Hudson Gas and
Electric Corporation Project)
(Insured; AMBAC)	5.45	8/1/27	9,000,000	8,793,180
New York State Environmental
Facilities Corporation, SWDR
(Waste Management, Inc.
Project)	4.45	7/1/09	2,000,000	1,972,680
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Collateralized; FNMA)	4.38	11/15/17	1,000,000	894,410
New York State Housing Finance
Agency, MFHR (Highland Avenue
Senior Apartments)
(Collateralized; SONYMA)	4.40	2/15/11	1,450,000	1,450,406
New York State Housing Finance
Agency, Revenue (Service
Contract Obligation)	5.25	3/15/11	3,465,000	3,505,437
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	9/15/18	1,400,000	1,472,464
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	10,000,000	9,345,100
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; FGIC)	5.00	9/15/20	1,270,000	1,281,163

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	10/1/10	2,920,000	2,943,710
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.55	10/1/12	4,300,000	4,321,801
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.80	10/1/28	3,965,000	3,913,614
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	4/1/29	8,725,000	7,388,766
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/33	8,250,000	7,453,215
New York State Thruway Authority,
General Revenue (Insured; FGIC)	5.00	1/1/25	5,000,000	4,822,950
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; FGIC)	5.75	4/1/10	2,000,000 [c]	2,130,520
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	10,000,000	10,006,400
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	14,035,000	13,338,583
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,217,300
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/24	13,090,000	12,787,621
New York State Urban Development
Corporation, Corporate Purpose
Subordinated Lien Bonds	5.13	7/1/18	4,550,000	4,652,921
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; FSA)	5.25	1/1/20	10,000,000	10,187,700
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; FSA)	5.00	1/1/26	6,425,000	6,051,258

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Urban Development
Corporation, State Facilities
Revenue (Insured; MBIA, Inc.)	5.70	4/1/20	20,000,000	21,695,600
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP Facility)	5.55	11/15/15	2,500,000	2,160,225
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/19	3,250,000	2,984,508
Niagara Falls City School
District, COP (High School
Facility) (Insured; MBIA, Inc.)	5.63	6/15/13	2,045,000	2,325,594
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glen Arden,
Inc. Project)	5.70	1/1/28	4,600,000	3,168,158
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000	15,603,300
Port Authority of New York and New
Jersey (Consolidated Bonds,
132nd Series)	5.00	9/1/33	10,000,000	9,327,300
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/18	5,000,000	5,225,850
Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series)	5.00	11/1/28	8,000,000	6,546,080
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA, Inc.)	6.25	12/1/13	6,000,000	5,921,100
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA, Inc.)	6.25	12/1/14	10,000,000	9,714,600

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Rensselaer
Polytechnic Institute Project)	5.00	3/1/36	15,055,000	12,973,345
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	10,000,000	9,647,700
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; MBIA, Inc.)	5.25	10/15/18	20,000,000	21,199,800
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; MBIA, Inc.)	5.00	10/15/24	10,000,000	9,945,300
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson’s Ferry
Project)	5.00	11/1/12	1,455,000	1,407,567
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson’s Ferry Project)	5.00	11/1/13	1,000,000	955,890
Suffolk County Judicial Facilities
Agency, Service Agreement
Revenue (John P. Cohalan
Complex) (Insured; AMBAC)	5.00	4/15/16	2,720,000	2,778,181
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	13,000,000	10,007,270
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/20	10,000,000	9,983,100
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/21	14,360,000	14,168,581

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.38	1/1/16	7,500,000	[c]	8,509,575
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	11/15/19	5,000,000		5,131,000
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/22	10,540,000	[c]	11,623,196
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.13	11/15/29	10,000,000		9,755,200
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/12	1,500,000		1,630,665
Triborough Bridge and Tunnel
Authority, Special Obligation
Revenue (Insured; MBIA, Inc.)	5.13	1/1/14	3,000,000	[c]	3,335,550
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	16,230,000		10,853,326
Westchester County Industrial
Development Agency, Resource
Recovery Equity Bonds
(Westchester Resco
Company Project)	5.50	7/1/09	2,650,000		2,635,054
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/21	2,135,000		1,933,840
Yonkers,
GO (Insured; AMBAC)	5.25	6/1/09	2,110,000	[c]	2,177,014
U.S. Related—3.6%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000		899,390
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FSA)	5.50	7/1/10	10,100,000		10,473,296

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	6.00	7/1/15	3,000,000		3,039,660
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	0.00	7/1/27	22,625,000	[e]	6,003,318
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	5,500,000		4,857,380
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	5,000,000		4,969,850
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	5,000,000		4,295,950
University of Puerto Rico,
University System Revenue	5.00	6/1/30	10,000,000		7,629,600
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	1,000,000		1,010,730
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	4,230,000		4,274,838
Total Long-Term
Municipal Investments
(cost $1,357,894,047)					1,272,409,468

Short-Term Municipal Investments—2.1%

New York;
Monroe County,
GO Notes, RAN	6.50	4/15/09	10,000,000		10,075,900
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC;
Dexia Credit Locale)	1.25	12/1/08	1,500,000	[f]	1,500,000

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	1.00	12/1/08	4,500,000	[f]	4,500,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Dexia
Credit Locale)	1.00	12/1/08	3,000,000	[f]	3,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Dexia Credit Locale)	1.25	12/1/08	8,000,000	[f]	8,000,000
Total Short-Term
Municipal Investments
(cost $27,000,000)					27,075,900

Total Investments (cost $1,384,894,047)			99.3%		1,299,485,368

Cash and Receivables (Net)			.7%		8,633,007

Net Assets			100.0%		1,308,118,375

a Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, this security amounted to $18,766,300 or 1.4% of net assets.
b Collateral for floating rate borrowings.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Variable rate demand note—rate shown is the interest rate in effect at November 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	44.6
AA		Aa		AA	33.3
A		A		A	9.5
BBB		Baa		BBB	7.5
BB		Ba		BB	.9
B		B		B	.8
F1		MIG1/P1		SP1/A1	2.1
Not Rated [g]		Not Rated [g]		Not Rated [g]	1.3
					100.0

† Based on total investments.
g Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	1,384,894,047	1,299,485,368
Interest receivable		20,658,575
Receivable for shares of Common Stock subscribed		18,228
Prepaid expenses		16,056
		1,320,178,227

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		747,183
Cash overdraft due to Custodian		559,377
Payable for floating rate notes issued—Note 4		10,000,000
Payable for shares of Common Stock redeemed		588,623
Interest and expense payable related to
floating rate notes issued—Note 4		74,180
Accrued expenses		90,489
		12,059,852

Net Assets ($)		1,308,118,375

Composition of Net Assets ($):
Paid-in capital		1,392,888,131
Accumulated undistributed investment income—net		340,456
Accumulated net realized gain (loss) on investments		298,467
Accumulated net unrealized appreciation
(depreciation) on investments		(85,408,679)

Net Assets ($)		1,308,118,375

Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		98,151,442

Net Asset Value		13.33

See notes to financial statements.

The Fund 29

STATEMENT OF OPERATIONS Six Months Ended November 30, 2008 (Unaudited)

Investment Income ($):
Interest Income	34,026,171
Expenses:
Management fee—Note 3(a)	4,208,846
Shareholder servicing costs—Note 3(b)	679,629
Interest and expense related to floating rate notes issued—Note 4	235,636
Directors’ fees and expenses—Note 3(c)	49,770
Custodian fees—Note 3(b)	45,164
Professional fees	41,406
Prospectus and shareholders’ reports	27,213
Registration fees	13,767
Loan commitment fees—Note 2	6,370
Interest expense—Note 2	543
Miscellaneous	37,605
Total Expenses	5,345,949
Less—reduction in fees due to earnings credits—Note 1(b)	(19,266)
Net Expenses	5,326,683
Investment Income—Net	28,699,488

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,339,148
Net unrealized appreciation (depreciation) on investments	(116,930,609)
Net Realized and Unrealized Gain (Loss) on Investments	(112,591,461)
Net (Decrease) in Net Assets Resulting from Operations	(83,891,973)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2008	Year Ended
	(Unaudited)	May 31, 2008

Operations ($):
Investment income—net	28,699,488	52,877,562
Net realized gain (loss) on investments	4,339,148	(1,057,134)
Net unrealized appreciation
(depreciation) on investments	(116,930,609)	(15,481,663)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(83,891,973)	36,338,765

Dividends to Shareholders from ($):
Investment income—net	(28,515,582)	(52,475,661)
Net realized gain on investments	—	(2,593,695)
Total Dividends	(28,515,582)	(55,069,356)

Capital Stock Transactions ($):
Net proceeds from shares sold	29,721,397	93,663,763
Net assets received in connection
with reorganization—Note 1	—	261,135,566
Dividends reinvested	21,237,579	40,540,008
Cost of shares redeemed	(96,029,268)	(152,729,542)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(45,070,292)	242,609,795
Total Increase (Decrease) in Net Assets	(157,477,847)	223,879,204

Net Assets ($):
Beginning of Period	1,465,596,222	1,241,717,018
End of Period	1,308,118,375	1,465,596,222
Undistributed investment income—net	340,456	156,550

Capital Share Transactions (Shares):
Shares sold	2,116,452	6,463,571
Shares issued in connection
with reorganization—Note 1	—	17,925,729
Shares issued for dividends reinvested	1,534,872	2,804,602
Shares redeemed	(6,960,497)	(10,531,796)
Net Increase (Decrease) in Shares Outstanding	(3,309,173)	16,662,106

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2008				Year Ended May 31,

	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	14.44	14.64	14.58	15.02	14.63	15.57
Investment Operations:
Investment income—net[a]	.29	.57	.58	.59	.61	.64
Net realized and
unrealized gain
(loss) on investments	(1.12)	(.17)	.07	(.40)	.40	(.88)
Total from
Investment Operations	(.83)	.40	.65	.19	1.01	(.24)
Distributions:
Dividends from investment
income—net	(.28)	(.57)	(.58)	(.59)	(.62)	(.63)
Dividends from net realized
gain on investments	—	(.03)	(.01)	(.04)	—	(.07)
Total Distributions	(.28)	(.60)	(.59)	(.63)	(.62)	(.70)
Net asset value,
end of period	13.33	14.44	14.64	14.58	15.02	14.63

Total Return (%)	(5.84)[b]	2.82	4.47	1.32	7.11	(1.57)

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.76[c]	.78	.81	.81	.80	.79
Ratio of net expenses
to average net assets	.76[c,d]	.78[d]	.80	.74	.75	.79
Ratio of net investment
income to average
net assets	4.09[c]	3.97	3.92	4.02	4.13	4.25
Portfolio Turnover Rate	13.13[b]	42.55	30.27	46.18	40.69	24.22

Net Assets, end of period
($ x 1,000)	1,308,118 1,465,596		1,241,717	1,234,243	1,299,286	1,296,430

a Based on average shares outstanding at each month end. b Not annualized. c Annualized. d Expense waivers and/or reimbursements amounted to less than .01%. See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus New York Tax Exempt Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

As of the close of business on December 19, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus New York Tax Exempt Intermediate Bond Fund (the “Acquired Fund”) were transferred to the fund in exchange for corresponding class of shares of Common Stock of the fund of equal value. Shareholders of the Acquired Fund received shares of the fund, in each case in an equal amount to the aggregate net asset value of their investment in the Acquired Fund at the time of the exchange. The net asset value of the fund’s shares on the close of business December 19, 2007, after the reorganization was $14.57, and a total of 17,925,729 shares representing net assets of $261,135,566 (including $6,411,117 net unrealized appreciation on investments) were issued to the Acquired Fund shareholders in the exchange.The exchange was a tax-free event to the Acquired Fund shareholders.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	0	0
Level 2—Other Significant
Observable Inputs	1,299,485,368	0
Level 3—Significant
Unobservable Inputs	0	0
Total	1,299,485,368	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended November 30, 2008.

As of and during the period ended November 30, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $711,279 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2008. If not applied, $663,723 of the carryover expires in fiscal 2014 and $47,556 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2008 was as follows: tax exempt income $52,475,661, ordinary income $1,330,314 and long-term capital gains $1,263,381. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facilities during the period ended November 30, 2008, was approximately $23,300 with a related weighted average annualized interest rate of 2.33% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct, from the payment to be made to the Manager or the Manager will bear, such excess expense. During the period ended November 30, 2008, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of ..25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2008, the fund was charged $414,072 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2008, the fund was charged $178,982 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2008, the fund was charged $14,637 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2008, the fund was charged $45,164 pursuant to the custody agreement.

During the period ended November 30, 2008, the fund was charged $2,959 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $652,429, custodian fees $32,633, chief compliance officer fees $2,466 and transfer agency per account fees $59,655.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2008, amounted to $179,180,829 and $202,552,637, respectively.

The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities pays interest based on a short-term floating rate set by a remar-keting agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

The average daily amount of borrowings outstanding under the inverse floater structure during the period ended November 30, 2008, was approximately $14,300,000, with a related weighted average annualized interest rate of 1.65% .

At November 30, 2008, accumulated net unrealized depreciation on investments was $85,408,679, consisting of $16,211,431 gross unrealized appreciation and $101,620,110 gross unrealized depreciation.

At November 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 10-11, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement,pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information. The Board also discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended August 31, 2008, as well as comparisons of total return performance for various periods ended August 31, 2008 and yield performance for one-year periods ended August 31st for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper.The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe. The Manager also provided a comparison of the fund’s total returns to the fund’s Lipper category average returns for the past 10 calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of August 31, 2008.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was higher than the Expense Group median and the fund’s actual management fee was higher than the Expense Group and Expense Universe medians. The Board also noted that the fund’s total expense ratio was one basis point higher than the Expense Group median and two basis points higher than the Expense Universe median.

With respect to the fund’s performance, the Board noted while the fund’s total return was lower than the Performance Group median for each reported time period up to 10 years, the fund had achieved more competitive total return results within the Performance Group over the past three years.The Board also noted that the fund’s total returns were higher than the Performance Universe median for each reported time period up to 10 years. The Board further noted that the fund’s total return was higher than the fund’s Lipper category average return for 6 of the past 10 calendar years, including the past two calendar years.The Board also received a presentation from the Manager which described the significant difference in municipal bond total return performance results for periods ended August 31, 2008 and September 30, 2008, and the Manager provided the Board with information indicating the fund’s improved total return ranking for the 1-year period ended September 30, 2008. On a yield performance basis, the Board noted that the fund’s 1-year yield performance for the past 10 annual periods was lower than the Performance Group median for 8 of the 10 reported time periods and higher than the Performance Universe median for each reported annual period.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates that were reported in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and any differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds, to evaluate the appropriateness and reasonableness of the fund’s management fee. Representatives of the Manager noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such

The Fund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management

Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 45

For More Information

Ticker Symbol: DRNYX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 26, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)